Related Party Balances and Transactions - Acceptance of advertising and IT support services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Acceptance of advertising and IT support services	¥ 8,984	¥ 5,222	¥ 138,497
Tianjin Boyou Information Technology Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services	¥ 8,984	217	1,594
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services		4,533	4,159
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services		¥ 472
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services			92,356
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services			39,919
Beijing Yiche Information Science and Technology Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services			280
Shanghai Yiju Information Technology Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services			142
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services			¥ 47